Segment and Geographic Information	12 Months Ended
Dec. 31, 2012
Segment and Geographic Information [Abstract]
Segment Information
9. SEGMENT AND GEOGRAPHIC INFORMATION

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates performance based on operating income of the respective business units before restructuring charges, interest expense and income taxes. Total revenue and operating income by business segment and geographic region include both sales to customers, as reported in the Company's Consolidated Statements of Earnings, and intersegment sales, which are accounted for at prices that approximate market prices and are eliminated in consolidation. Corporate & Other revenue consists primarily of flavor, fragrances and color products sold by the Asia Pacific Group, China Group and Flavors Central & South America Group.

Assets by business segment and geographic region are those assets used in the Company's operations in each segment and geographic region. Segment assets reflect the allocation of goodwill to each segment. Corporate & Other assets consist primarily of property and investments.

Segment Information The Company determines its operating segments based on information utilized by the chief operating decision maker to allocate resources and assess performance. The Company's reportable segments consist of Flavors & Fragrances and Color and are both managed on a products and services basis. The Company's Flavors & Fragrances segment produces flavor and fragrance products that impart a desired taste, texture, aroma or other characteristic to a broad range of consumer and other products. The Color segment produces natural and synthetic color systems for pharmaceuticals, foods and beverages; colors and formulations for cosmetics; and technical colors for industrial applications and digital imaging. Three additional segments, Asia Pacific, China and Flavors Central & South America are managed on a geographic basis and included in Corporate & Other.

In 2012, Flavors Central & South America was established to give management greater insight into the Company's flavors operations in this growing region. Previously, these results were included in Flavors & Fragrances. Results for 2011 and 2010 have been restated to reflect this change.

	Flavors &		Corporate
(in thousands)	Fragrances	Color	& Other	Consolidated

2012
Revenue from external customers	$837,549	$467,975	$153,526	$1,459,050
Intersegment revenue	37,732	26,170	3,286	67,188
Total revenue	875,281	494,145	156,812	1,526,238
Operating income (loss)	122,997	94,058	(25,847)	191,208
Interest expense	—	—	16,901	16,901
Earnings (loss) before income taxes	122,997	94,058	(42,748)	174,307
Assets	860,395	738,918	177,330	1,776,643
Capital expenditures	49,781	46,003	8,022	103,806
Depreciation and amortization	27,021	15,456	5,875	48,352

2011
Revenue from external customers	$821,933	$467,691	$141,165	$1,430,789
Intersegment revenue	35,527	24,190	2,400	62,117
Total revenue	857,460	491,881	143,565	1,492,906
Operating income (loss)	129,436	90,217	(28,830)	190,823
Interest expense	—	—	19,439	19,439
Earnings (loss) before income taxes	129,436	90,217	(48,269)	171,384
Assets	803,844	695,251	155,069	1,654,164
Capital expenditures	34,999	30,121	7,080	72,200
Depreciation and amortization	26,743	14,086	5,270	46,099

2010
Revenue from external customers	$774,792	$430,782	$122,606	$1,328,180
Intersegment revenue	31,255	16,679	2,313	50,247
Total revenue	806,047	447,461	124,919	1,378,427
Operating income (loss)	120,329	77,404	(23,156)	174,577
Interest expense	—	—	20,384	20,384
Earnings (loss) before income taxes	120,329	77,404	(43,540)	154,193
Assets	784,143	676,656	138,469	1,599,268
Capital expenditures	27,129	22,306	6,388	55,823
Depreciation and amortization	24,836	13,473	5,114	43,423

Geographic Information The Company has manufacturing facilities or sales offices in North America, South America, Europe, Asia, Australia and Africa.

(in thousands)	2012	2011	2010

Revenue from external customers:
North America	$785,919	$737,154	$699,429
Europe	371,658	405,312	374,616
Asia Pacific	199,849	190,404	166,809
Other	101,624	97,919	87,326
Consolidated	$1,459,050	$1,430,789	$1,328,180

Long-lived assets:
North America	$504,483	$444,656	$420,084
Europe	472,865	456,248	470,811
Asia Pacific	35,891	35,151	34,993
Other	12,050	11,239	1,075
Consolidated	$1,025,289	$947,294	$926,963

Sales in the United States, based on the final country of destination of the Company's products, were $598.5 million, $561.9 million and $529.6 million in 2012, 2011 and 2010, respectively. No other country of destination exceeded 10% of consolidated sales. Total long-lived assets in the United States amounted to $360.1 million, $345.1 million and $317.5 million at December 31, 2012, 2011 and 2010, respectively.

Product Information The Company's revenue summarized by product portfolio is as follows:

(in thousands)	2012	2011	2010
Traditional Flavors & Fragrances	$725,200	$710,658	$659,133
Dehydrated Flavors	252,941	240,849	232,131
Food & Beverage Colors	312,288	319,273	282,411
Non-Food Colors	235,809	222,126	204,752
Intersegment Revenue	(67,188)	(62,117)	(50,247)
Consolidated	$1,459,050	$1,430,789	$1,328,180